Long-Term Debt, Net of Debt Issuance Costs and Discount - Accounts Receivable, Secured and Unsecured Financing (Asia) - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Jan. 31, 2016 CNY (¥)
Debt Instrument [Line Items]
Debt instrument, amount outstanding	$ 136,584,000	$ 125,445,000	$ 122,636,000
Asia [Member] | Accounts Receivable Financing [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding	6,622,000
Asia [Member] | Working Capital Loans [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding	$ 9,548,000
Debt instrument frequency of principal payment		quarterly
Asia [Member] | Working Capital Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.60%
Debt instrument, term	3 months
Asia [Member] | Working Capital Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	6.90%
Debt instrument, term	12 months
Asia [Member] | Financial Institution One [Member] | Accounts Receivable Financing [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding	$ 6,622,000
Debt instrument, interest rate	6.60%
Debt instrument frequency of principal payment		quarterly
Asia [Member] | Financial Institution One [Member] | Accounts Receivable Financing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, term	12 months
Asia [Member] | Financial Institution One [Member] | Accounts Receivable Financing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, term	36 months
Asia [Member] | Financial Institution Two [Member]
Debt Instrument [Line Items]
Credit facility, amount		$ 13,600,000		¥ 95,000,000
Debt instrument, maturity date		Jan. 12, 2017
Asia [Member] | Financial Institution Two [Member] | Accounts Receivable Financing [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding		$ 0
Credit facility, amount		12,200,000		85,000,000
Asia [Member] | Financial Institution Two [Member] | Working Capital Loans [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding		0
Credit facility, amount		$ 1,400,000		¥ 10,000,000